Stockholders' Equity	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

On February 19, 2014, the Company sold an additional 13,570,000 shares of common stock in a private placement in reliance on exemptions from registration under the Securities Act of 1933 at a price of $14.00 per share, subject to a placement fee of $0.840 per share. The Company recorded the cost of obtaining new capital as a reduction of the related proceeds. The cost of issuance of stock of approximately $11,500 is charged directly to additional paid-in capital. The net proceeds to the Company after expenses were approximately $178,500.